SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 17, 2020 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2020 Share shares	Aug. 31, 2019 shares	Jul. 01, 2019 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares											70,726,617	58,603,827	64,095,073	64,095,073	58,575,787
Increase (decrease) in number of shares outstanding | shares									1,221,500	3,225,807
Equity Issuance, Price per Share | $ / shares									$ 1.40	$ 1.24
Payments for share issue costs											$ 592	$ 157
Proceeds from issuance of equity									$ 1,700	$ 4,000	$ 12,736
Percentage of finders fee									6.00%	6.00%
Finders fee									$ 38	$ 54
Number of shares issued for exercise of warrants | shares											28,040
Exercise of warrants for shares issued | shares											28,040
Shares issued for interest on convertible note (Shares) | shares													1,043,939
Shares issued for interest on convertible note													$ 1,374
Number of share options granted in share-based payment arrangement | Share														1,628,500
Stock options compensation expense											$ 280	730
Deferred share unit liability											673
Deferred share unit expense											159,000	55
Deferred share units share based compensation											121,000	27
Deferred share units director fees											$ 38	28
Deferred share units issued | shares											499,070
Deferred share units fully vested | shares											181,149
Restricted share units liability											$ 413
Aggregate restricted share units expense											78	64
Restricted share units expense											67	54
Restricted share units expense capitalized											$ 11	10
Restricted share units settled | shares											44,568
Restricted share units issued | shares											410,614
Restricted share units vested | shares											16,719
Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of equity	$ 2,500
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares											5,440,186
Equity Issuance, Price per Share | $ / shares											$ 2.21
Gross proceeds from issuing shares											$ 12,000
Payments for share issue costs											592
Brokerage fee expense											$ 300
At-The-Market-Offering-Sales-Agreement [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares								705,500
Gross proceeds from issuing shares								$ 1,740
At-The-Market-Offering-Sales-Agreement [Member] | BMO Capital Markets [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares											705,500
Proceeds from issuance of equity											$ 1,695
HCI [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares									500,000
Proportion of entity interest held by another entity	31.00%	31.00%							31.59%		30.00%
HCI [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	1,121,076
Equity Issuance, Price per Share | $ / shares	$ 2.23
Proceeds from issuance of equity	$ 2,500
Proportion of entity interest held by another entity	31.00%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	1,121,076	1,146,790								1,612,931
Equity Issuance, Price per Share | $ / shares	$ 2.23	$ 2.18
Proceeds from issuance of equity	$ 2,500	$ 2,500
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Shares issued for interest on convertible note (Shares) | shares			526,471	517,468	545,721	757,924	244,063
Shares issued for interest on convertible note			$ 687	$ 687	$ 687	$ 724	$ 691
Borrowings			$ 19,990	$ 19,990	$ 19,990	$ 19,990	$ 19,990									$ 19,990	$ 20,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense											$ 253	638
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense											$ 27	$ 92